CONTINGENT LIABILITIES AND COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
2015	$ 117
2016	117
2017	54
Operating Leases, Future Minimum Payments Due	$ 288